Expense Example - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom Income Fund - Fidelity Freedom Income Fund	May 30, 2024 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591